Filed Pursuant to Rule 497(e)

Monetta Fund, Inc. Registration File No. 33-1398

Monetta Trust Registration File No. 33-54822

MONETTA FUND, INC.

MONETTA TRUST

SUPPLEMENT DATED NOVEMBER 23, 2010

TO

STATEMENT OF ADDIDTIONAL INFORMATION

DATED MAY 1, 2010

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER “DIRECTORS, TRUSTEES AND OFFICERS”:

Effective November 1, 2010, Lynn H. Waterloo is no longer Principal Financial Officer, Principal Accounting Officer and Chief Financial Officer of Monetta Fund, Inc. (the “Fund”) and Monetta Trust (the “Trust”).

Maria C. De Nicolo, in addition to serving as Chief Compliance Officer of the Fund and Trust, has been appointed the Principal Financial Officer, Principal Accounting Officer and Chief Financial Officer of the Fund and Trust.

Robert J. Bacarella, in addition to serving as Vice President of the Fund and Trust, has been appointed Treasurer of the Fund and Trust.

Christina M. Curtis, in addition to serving as Assistant Secretary of the Fund and Trust, has been appointed Assistant Treasurer of the Fund and Trust.

Please keep this supplement for future reference